25. Other Income and Other Expenses	12 Months Ended
Dec. 31, 2019
Other Income and Expenses [Abstract]
Note 25. Other Income and Other Expenses

The components of other income and other expenses which are in excess of one percent of total revenues in either of the two years disclosed are as follows:

	2019	2018
Income
Income from investment in CFS Partners	$588,696	$514,485

Expenses
Outsourcing expense	$428,668	$480,563
Service contracts - administration	539,510	512,902
Marketing	450,533	552,617
State deposit tax	669,502	633,185
ATM fees	434,270	412,813